Reserve	12 Months Ended
Dec. 31, 2025
Reserve [Abstract]
RESERVE

NOTE 15 – RESERVE

As of December 31, 2025 and 2024, reserve was €1,411,846 and €1,411,846 comprised of legal reserves and other reserves, respectively.

Legal reserve

In accordance with the Capital Company Law, companies must allocate an amount equal to 10% of the profit for the year to the legal reserve until it reaches 20% of the share capital. The legal reserve may only be used to increase the share capital. Except for the above purpose and as long as it does not exceed 20% of the share capital, the legal reserve can only be used to offset losses, provided there are no other reserves available which are sufficient for this purpose. As of December 31, 2025 and 2024, it was partially constituted after the aforementioned capital increase. As of December 31, 2025 and 2024, legal reserve was €500,857 and €500,857, respectively.

Other reserve

The Company maintains an unrestricted reserve for undistributed profits from previous years. As of December 31, 2025 and 2024, other reserves were €910,989 and €910,989, respectively.